Income Taxes - Shedule of Income Tax Provision Consists (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 450,960	$ 309,931
Deferred					(56,079)	(65,574)
State
Current
Deferred
Change in valuation allowance					56,079	65,574
Income tax provision	$ 167,339	$ 59,095	$ 206,300	$ 474,045	$ 450,960	$ 309,931